Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Disclosure Text Block [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1. Description of Business

Immune Pharmaceuticals Inc., together with its subsidiaries (collectively, “Immune” or the “Company”, or “us”, “we”, “our”) is a clinical stage biopharmaceutical company specializing in the development of novel targeted therapeutic agents in the fields of inflammation, dermatology and oncology.

Our lead product candidate is bertilimumab, a first-in-class, human, anti-eotaxin-1 antibody that targets eotaxin-1, a key regulator of inflammation. Phase 2 trials of bertilimumab in bullous pemphigoid (“BP”), our lead indication, as well as in allergic rhinitis and allergic conjunctivitis, have been completed, and a phase 2 clinical trial in ulcerative colitis (“UC”) has completed recruiting subjects, although this trial remains blinded. We are also developing a nano-encapsulated topical formulation of cyclosporine-A, which we refer to as “NanoCyclo,” for the treatment of atopic dermatitis (“AD”) and psoriasis.

Our oncology portfolio includes Ceplene, which is approved in the European Union for the maintenance of remission in patients with Acute Myeloid Leukemia (“AML”) in combination with interleukin-2 (IL-2), a nanotechnology antibody platform, which we refer to as “NanomAbs,” and two vascular disrupting agents, Azixa and Crolibulin. These programs are currently inactive, and we intend to divest Ceplene and divest or discontinue the other oncology programs. In June 2018, we terminated the license agreement and returned all rights relating to the bispecific antibody platform, which was included previously in our oncology portfolio.

In April 2017, we announced a corporate restructuring with the objective of prioritizing and segregating our research and development efforts and strengthening our financial position. In April 2018, our board of directors determined that it was in the best interest of the Company and its shareholders to terminate the spin-off process and pursue other strategic alternatives for our wholly-owned subsidiary Cytovia Inc. (“Cytovia”) in order to monetize its assets through a sale, disposition or similar transaction. In addition, on May 1, 2018, Dr. Daniel Teper, Chief Executive Officer of Cytovia and member of the board of directors of both Immune and Cytovia, resigned from each of these positions, effective immediately. The Board accepted his resignation, which was not due to any disagreement with the Company. See Risk Factors for risks and other matters related to our oncology assets.

Our pain portfolio includes AmiKet and AmiKet Nano, a topical analgesic cream containing amitriptyline and ketamine for the treatment of postherpetic neuralgia (“PHN”) and diabetic peripheral neuropathy (“DPN”). We are determining the optimal path forward for this program.

As of September 30, 2018, we did not have any self-developed or licensed products approved for sale by the United States Food and Drug Administration (“FDA”). There can be no assurance that our research and development efforts will be successful, that any of our products will obtain necessary United States or foreign government regulatory approval or that any approved products will be commercially viable.

On April 12, 2017, following receipt of shareholder approval, we announced a reverse stock split of our shares of common stock at a ratio of 1-for-20. Beginning with the opening of trading on April 13, 2017, our common stock began trading on a post-split basis on the Nasdaq Capital Market (“NASDAQ”). Our shareholders ratified the effectiveness of the April 2017 reverse stock split pursuant to Delaware General Corporation Law Sec. 204 at our Annual Meeting of Stockholders, held in relevant part on February 23, 2018, and the ratification proposal received the affirmative vote of the majority of the outstanding shares of our common stock as of the Record Date (as such term is defined in our Definitive Proxy Statement filed with the Securities and Exchange Commission (“SEC”) on January 26, 2018). All share and per share amounts in this prospectus have been reflected on a post-split basis.

On February 8, 2018, we announced that we failed to comply with certain listing requirements of Nasdaq First North and, therefore, our shares of common stock would no longer trade on Nasdaq First North as of March 29, 2018
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On December 1, 2017, the Company received a letter from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq LLC”) notifying the Company that the Company’s common stock did not maintain a minimum closing bid price of $1.00 per share for the preceding 30 consecutive business days as required by Nasdaq Listing Rule 5550(a)(2) (the “Minimum Bid Price Requirement”). On June 4, 2018, the Company received a notice from the Staff of the Listing Qualifications Department (the “Staff”) of Nasdaq LLC indicating that, based upon the Company’s continued non-compliance with the Minimum Bid Price Requirement and notwithstanding the Company’s compliance with the quantitative criteria necessary to obtain a second 180-day period within which to evidence compliance with the Minimum Bid Price Requirement, as set forth in Nasdaq Listing Rule 5810(c)(3)(A), the Staff had determined to delist the Company’s securities from Nasdaq unless the Company timely requested a hearing before the Nasdaq Hearings Panel (the “Panel”). The Company timely appealed the delisting notice and appeared in front of the Panel on July 19, 2018. The Panel issued a decision on July 24, 2018, and determined to delist the Company’s common stock from NASDAQ and the suspension of trading became effective at the open of business on July 26, 2018. The Panel also informed the Company that Nasdaq LLC would complete the delisting by filing a Form 25 Notification of Delisting with the SEC, after the applicable appeals periods have lapsed. In accordance with NASDAQ’s Listing Rules, the Company appealed the delisting determination. However, on October 18, 2018, the Nasdaq Listing and Hearing Review Council (the “Listing Council”) affirmed the decision of the Panel.

On July 26, 2018, our shares began trading on the OTCQB, which is operated by OTC Market Groups Inc., under the symbol “IMNP”.

Note 1.   Business Description

Immune Pharmaceuticals Inc., together with its subsidiaries (collectively, “Immune” or the “Company”, or “us”, “we”, “our”) is a clinical stage biopharmaceutical company specializing in the development of novel targeted therapeutic agents in the fields of immuno-inflammation, dermatology and oncology.

Our lead product candidate is bertilimumab, a first-in-class, fully human antibody, currently in phase 2 clinical trials. Bertilimumab targets eotaxin-1, a key regulator of inflammation. Also, we are developing a topical nano-encapsulated formulation of cyclosporine-A, which we refer to as “NanoCyclo”, for the treatment of atopic dermatitis (“AD”) and psoriasis, and a nano-encapsulated formulation of AmiKet, a topical analgesic cream containing amitriptyline and ketamine, which we refer to as “AmiKet Nano”, for the treatment of postherpetic neuralgia (“PHN”) and diabetic peripheral neuropathy (“DPN”).

Our oncology portfolio includes Ceplene, which is approved in the European Union for the maintenance of remission in patients with Acute Myeloid Leukemia (“AML”) and Azixa and crolibulin, two clinical-stage, vascular disrupting agents (“VDA”) which have demonstrated encouraging preliminary proof of concept study results. In addition, we have two oncology platform assets, consisting of a bispecific antibody platform and a nanotechnology combination platform, which we refer to as “NanomAbs”.

In April 2017, we announced a corporate restructuring with the objective of prioritizing and segregating our research and development efforts and strengthening our financial position. In addition, we announced our plan to pursue a spin-off of Cytovia Inc., our oncology focused subsidiary (“Cytovia”), into a separate, stand-alone company. Cytovia will focus on the development and commercialization of novel oncology and hematology therapeutics, including Ceplene, Azixa, crolibulin, NanomAbs and our bispecific antibody platform.

As of December 31, 2017, we did not have any self-developed or licensed products approved for sale by the United States Food and Drug Administration (“FDA”). There can be no assurance that our research and development efforts will be successful, that any of our products will obtain necessary United States or foreign government regulatory approval or that any approved products will be commercially viable.

Our common stock is listed on the Nasdaq Capital Market (“NASDAQ”) under the symbol IMNP. On April 12, 2017, we announced a reverse stock split of our shares of common stock at a ratio of 1-for-20. Our common stock began trading on a post-split basis on NASDAQ beginning with the opening of trading on April 13, 2017. Our shareholders ratified the effectiveness of the April 2017 reverse stock split at our Annual Meeting of Stockholders, held and adjourned on February 15, 2018, and reconvened on February 23, 2018. All share and per share amounts in this Form 10-K have been reflected on a post-split basis.